OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
OTHER EXPENSES, NET
8. OTHER EXPENSES, NET

A breakdown of other expenses, net is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Other income	21,188	21,818	10,958
Other expenses	55,490	34,261	29,856
Total other expenses, net	34,302	12,443	18,898
Other expenses primarily consist of indirect taxes, provisions, and other miscellaneous expenses, while other income primarily consists of rental income, gains on the disposal of property, plant and equipment and releases of previously recognized provisions, as well as other miscellaneous income.